American Funds Inflation Linked Bond Fund®
Investment portfolio
August 31, 2026
unaudited

Bonds, notes & other debt instruments 96.02% U.S. Treasury bonds & notes 86.30% U.S. Treasury inflation-protected securities 86.27%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (a)	USD229,966	$229,230
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027 (a)	690,767	684,891
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2027 (a)	202,384	202,147
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (a)(b)	1,287,188	1,267,127
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (a)	454,448	448,025
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (a)	507,707	505,213
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028 (a)	649,117	633,399
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028 (a)	97,249	96,510
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (a)	87,234	87,895
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029 (a)	90,474	87,863
U.S. Treasury Inflation-Protected Security 2.50% 1/15/2029 (a)	3,111	3,136
U.S. Treasury Inflation-Protected Security 2.125% 4/15/2029 (a)	210,561	210,332
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029 (a)	222,230	211,667
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (a)	320,558	316,903
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (a)	219,939	205,971
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030 (a)	235,656	219,264
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031 (a)	280,199	257,315
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (a)	249,226	227,198
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (a)	300,921	270,280
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032 (a)(b)	379,342	348,333
U.S. Treasury Inflation-Protected Security 1.125% 1/15/2033 (a)	201,823	188,959
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034 (a)	697,552	672,900
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (a)	202,236	196,589
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (a)	105,831	104,062
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (a)	331,044	318,555
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (a)	152,125	145,221
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2040 (a)	69,536	65,438
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (a)	66,343	61,739
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (a)	73,905	54,822
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (a)	197,711	139,726
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044 (a)	93,293	73,766
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2045 (a)	158,853	109,298
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046 (a)	136,510	96,836
U.S. Treasury Inflation-Protected Security 0.875% 2/15/2047 (a)	221,238	150,096
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2048 (a)(b)	352,821	241,875
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (a)	61,851	41,769
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (a)	292,512	157,481
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (a)	511,859	257,381
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (a)	403,365	292,913
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (a)	467,892	390,625
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (a)(b)	174,643	153,600
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (a)	48,436	42,585
		10,468,935
American Funds Inflation Linked Bond Fund — Page 1 of 14

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury 0.03%	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 7/31/2028	USD1,732	$1,726
U.S. Treasury 2.00% 8/15/2051	— (c)	— (c)
U.S. Treasury 3.625% 5/15/2053 (b)	3,278	2,501
		4,227
Total U.S. Treasury bonds & notes		10,473,162
Corporate bonds and notes 5.11% Communication services 1.32%
Alphabet, Inc. 5.65% 2/15/2056	4,894	4,480
America Movil, SAB de CV, 10.125% 1/22/2029	MXN272,680	16,703
Charter Communications Operating, LLC 4.80% 3/1/2050	USD8,682	6,186
Charter Communications Operating, LLC 3.70% 4/1/2051	2,538	1,518
Charter Communications Operating, LLC 3.90% 6/1/2052	6,206	3,773
Charter Communications Operating, LLC 5.25% 4/1/2053	3,736	2,814
Charter Communications Operating, LLC 6.70% 12/1/2055	29,763	27,035
Meta Platforms, Inc. 6.30% 5/15/2056	17,814	16,411
SBA Tower Trust 1.631% 11/15/2026 (d)	22,469	22,340
Space Exploration Technologies Corp. 5.35% 7/15/2031 (d)	6,085	5,950
Space Exploration Technologies Corp. 5.65% 7/15/2033 (d)	6,647	6,416
Space Exploration Technologies Corp. 5.875% 7/15/2036 (d)	5,000	4,715
Verizon Communications, Inc. 5.25% 4/2/2035	25,000	24,390
Verizon Communications, Inc. 5.75% 11/30/2045	4,113	3,842
Verizon Communications, Inc. 5.875% 11/30/2055	10,173	9,384
Verizon Communications, Inc. 6.00% 11/30/2065	4,630	4,261
		160,218
Financials 1.03%
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (e)	7,549	6,601
Blue Owl Credit Income Corp. 5.80% 3/15/2030	300	293
Blue Owl Credit Income Corp. 6.65% 3/15/2031	504	506
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (d)	2,138	2,125
JPMorgan Chase & Co. 5.803% 7/23/2041 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.25% on 7/23/2036) (e)	9,700	9,597
Kookmin Bank 5.375% 5/8/2027 (d)	16,990	17,096
Korea Exchange Bank 5.375% 4/23/2027 (d)	7,590	7,635
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (e)	5,600	5,508
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (e)	9,987	9,663
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (e)	30,000	28,366
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (e)	10,380	9,900
Morgan Stanley 5.605% 7/17/2037 (USD-SOFR + 1.429% on 7/17/2036) (e)	28,324	28,054
		125,344
Health care 0.92%
AbbVie, Inc. 6.00% 9/15/2056	14,946	14,862
Amgen, Inc. 5.65% 3/2/2053	23,455	21,874
Bristol-Myers Squibb Co. 5.55% 2/22/2054	28,000	26,018
CVS Health Corp. 6.20% 9/15/2055	25,000	24,357
UnitedHealth Group, Inc. 5.95% 6/15/2055	25,000	24,529
		111,640
American Funds Inflation Linked Bond Fund — Page 2 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary 0.58%	Principal amount (000)	Value (000)
Ford Motor Co. 5.291% 12/8/2046	USD25,000	$20,211
Ford Motor Credit Co., LLC 6.50% 2/7/2035	35,000	35,396
Motherson Global Investments BV 5.625% 7/11/2029 (d)	14,490	14,505
		70,112
Industrials 0.38%
Boeing Co. (The) 5.805% 5/1/2050	15,000	14,149
Boeing Co. (The) 6.858% 5/1/2054	19,557	20,966
LG Energy Solution, Ltd. 5.50% 7/2/2034 (d)	11,000	10,784
		45,899
Energy 0.36%
Petroleos Mexicanos 7.47% 11/12/2026	MXN30	2
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (d)	USD5,490	5,240
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (d)	5,775	4,761
Qatar Energy 2.25% 7/12/2031 (d)	11,840	10,438
Qatar Energy 3.125% 7/12/2041 (d)	13,495	9,838
Qatar Energy 3.30% 7/12/2051 (d)	12,200	7,948
Saudi Arabian Oil Co. 4.375% 2/2/2031	5,460	5,288
		43,515
Utilities 0.26%
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (e)	10,424	10,483
Edison International 6.25% 3/15/2030	4,600	4,645
PacifiCorp 5.80% 1/15/2055	3,383	3,075
Southern California Edison Co. 3.60% 2/1/2045	3,550	2,460
Southern California Edison Co. 3.65% 2/1/2050	11,150	7,330
Southern California Edison Co. 3.45% 2/1/2052	6,821	4,279
		32,272
Information technology 0.15%
Oracle Corp. 6.70% 2/4/2056	11,674	10,289
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (d)	8,139	7,765
		18,054
Materials 0.11%
LYB International Finance III, LLC 5.50% 3/1/2034	1,692	1,667
LYB International Finance III, LLC 6.15% 5/15/2035	1,614	1,644
LYB International Finance III, LLC 5.875% 1/15/2036	9,938	9,866
LYB International Finance III, LLC 3.375% 10/1/2040	348	252
		13,429
Total corporate bonds and notes		620,483
Bonds & notes of governments & government agencies outside the U.S. 1.99% Japan 1.15%
Japan, Series 87, 2.80% 6/20/2055	JPY28,858,000	140,002
Supra National 0.20%
European Union 3.75% 10/12/2045	EUR22,120	24,136
American Funds Inflation Linked Bond Fund — Page 3 of 14

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Spain 0.19%	Principal amount (000)	Value (000)
Spain (Kingdom of) 1.25% 10/31/2030	EUR20,861	$22,475
Hungary 0.18%
Hungary (Republic of) 2.125% 9/22/2031 (d)	USD13,860	11,957
Hungary (Republic of) 3.125% 9/21/2051 (d)	17,300	10,456
		22,413
Mexico 0.17%
United Mexican States, Series M, 8.00% 11/7/2047	MXN418,544	20,767
United Kingdom 0.10%
United Kingdom 0.125% 8/10/2041 (a)	GBP11,960	11,823
Total bonds & notes of governments & government agencies outside the U.S.		241,616
Asset-backed obligations 1.62% Other asset-backed securities 1.00%
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (d)(f)	USD31,717	31,822
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(f)	16,824	16,857
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(f)	4,527	3,465
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(f)	719	581
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(f)	3,240	2,445
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (d)(f)	2,395	2,393
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(f)	15,598	15,367
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class A, 5.632% 6/15/2051 (d)(f)	7,544	7,525
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(f)	10,642	10,183
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (d)(f)	1,460	1,408
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(f)	9,170	8,819
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(f)	3,935	3,087
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (d)(f)	2,786	2,732
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(f)	3,200	3,140
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(f)	3,945	3,780
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (d)(f)	3,098	2,928
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(f)	1,720	1,616
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (d)(f)	3,084	2,941
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(f)	361	361
		121,450
Auto loan 0.46%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (d)(f)	1,881	1,879
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (f)	4,440	4,453
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (f)	7,790	7,794
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (d)(f)	4,568	4,566
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(f)	5,874	5,839
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(f)	3,950	3,926
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(f)	551	547
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (d)(f)	5,368	5,288
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (d)(f)	9,949	9,619
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (d)(f)	1,228	1,229
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (d)(f)	6,998	6,998
American Funds Inflation Linked Bond Fund — Page 4 of 14

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Space Coast Credit Union, Series 2026-1A, Class A2, 4.18% 8/15/2029 (d)(f)	USD2,844	$2,839
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (d)(f)	484	484
		55,461
Credit card 0.11%
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (f)	7,826	7,864
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (f)	5,677	5,695
		13,559
Student loan 0.05%
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(f)	3,012	2,715
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(f)	3,204	3,050
		5,765
Total asset-backed obligations		196,235
Mortgage-backed obligations 0.54% Collateralized mortgage-backed obligations (privately originated) 0.38%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (d)(f)	1,645	1,601
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(f)	11,455	10,992
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.743% 5/25/2045 (d)(f)(g)	969	973
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (d)(f)(g)	19,869	19,685
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(e)(f)	3,437	3,434
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (d)(f)	10,468	9,460
		46,145
Commercial mortgage-backed securities 0.16%
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.239% 12/15/2042 (d)(f)(g)	6,851	6,885
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(f)(g)	5,523	5,524
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.043% 5/25/2055 (d)(f)(g)	3,602	3,659
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.031% 5/15/2039 (d)(f)(g)	3,539	3,546
		19,614
Total mortgage-backed obligations		65,759
Municipals 0.46% California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	7,840	7,681
Florida 0.12%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	15,236	13,874
Ohio 0.16%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,275	19,721
American Funds Inflation Linked Bond Fund — Page 5 of 14

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Wisconsin 0.12%	Principal amount (000)	Value (000)
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	14,305	$13,842
Total municipals		55,118
Total bonds, notes & other debt instruments (cost: $12,995,458,000)		11,652,373
Short-term securities 3.87% Money market investments 3.87%	Shares
Capital Group Central Cash Fund 3.78% (h)(i)	4,701,723	470,125
Total short-term securities (cost: $470,132,000)		470,125
Options purchased (equity style) 0.32%
Options purchased (equity style)*		39,158
Total options purchased (equity style) (cost: $24,341,000)		39,158
Total investment securities 100.21% (cost: $13,489,931,000)		12,161,656
Total options written† (0.42)% (premium received: $28,374,000)		(51,529)
Other assets less liabilities 0.21%		25,288
Net assets 100.00%		$12,135,415
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2026 (000)
Put
3 Month SOFR Futures Option	14,370	12/11/2026	USD97.00	USD3,592,500	$39,158
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2026 (000)
Put
3 Month SOFR Futures Option	28,727	12/11/2026	USD96.63	USD(7,181,750)	$(51,529)
American Funds Inflation Linked Bond Fund — Page 6 of 14

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2026 (000)
30 Day Federal Funds Futures	Short	2,079	9/1/2026	USD(834,872)	$(392)
30 Day Federal Funds Futures	Short	3,700	11/2/2026	(1,483,202)	226
3 Month SOFR Futures	Short	3,920	9/16/2026	(944,279)	1,635
3 Month SOFR Futures	Long	612	12/16/2026	147,071	(295)
3 Month CORRA Futures	Long	4,913	3/17/2027	863,971	2,114
3 Month SOFR Futures	Short	19,904	3/17/2027	(4,772,730)	57
3 Month SOFR Futures	Long	25,806	3/15/2028	6,178,279	(7,972)
2 Year Euro-Schatz Futures	Long	1,548	9/10/2026	189,329	(937)
2 Year U.S. Treasury Note Futures	Short	1,723	1/6/2027	(353,619)	24
5 Year Euro-Bobl Futures	Short	5,019	9/10/2026	(660,519)	8,938
5 Year U.S. Treasury Note Futures	Long	11,731	1/6/2027	1,240,003	(6,022)
10 Year Euro-Bund Futures	Long	388	9/10/2026	55,551	(1,208)
10 Year Italy Government Bond Futures	Short	598	9/10/2026	(79,984)	2,083
10 Year French Government Bond Futures	Short	606	9/10/2026	(81,469)	2,568
10 Year Japanese Government Bond Futures	Long	179	9/24/2026	141,150	(529)
10 Year U.S. Treasury Note Futures	Long	21,462	12/31/2026	2,310,518	(16,902)
10 Year Ultra U.S. Treasury Note Futures	Long	2,412	12/31/2026	263,926	(2,072)
20 Year U.S. Treasury Bond Futures	Long	3,056	12/31/2026	331,958	(1,361)
30 Year Euro-Buxl Futures	Short	449	9/10/2026	(54,062)	2,394
30 Year Ultra U.S. Treasury Bond Futures	Short	7,635	12/31/2026	(840,089)	4,621
					$(13,030)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 8/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	10,967	GBP	8,151	Citibank	9/10/2026	$(77)
USD	62,988	MXN	1,087,826	Morgan Stanley	9/10/2026	(967)
USD	22,613	EUR	19,574	RBC Capital Markets	9/14/2026	(137)
USD	178,584	JPY	28,387,087	UBS AG	9/15/2026	678
						$(503)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY3,447,100	$18	$(7)	$25
3.53%	Annual	SOFR	Annual	1/23/2027	USD269,300	(499)	—	(499)
3.5405%	Annual	SOFR	Annual	1/23/2027	315,500	(572)	—	(572)
3.535%	Annual	SOFR	Annual	1/23/2027	483,000	(886)	—	(886)
American Funds Inflation Linked Bond Fund — Page 7 of 14

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.186%	Annual	2/18/2027	USD978,000	$(696)	$—	$(696)
3.761%	Annual	SOFR	Annual	2/20/2027	310,800	(393)	—	(393)
3.7645%	Annual	SOFR	Annual	2/20/2027	620,900	(775)	—	(775)
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	3,462,898	33,540	—	33,540
U.S. Urban CPI	At maturity	2.6325%	At maturity	3/4/2027	2,187,065	17,606	—	17,606
SOFR	Annual	3.232%	Annual	3/30/2027	110,600	515	—	515
U.S. Urban CPI	At maturity	3.07%	At maturity	6/9/2027	97,079	(542)	—	(542)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/10/2027	38,261	(221)	—	(221)
U.S. Urban CPI	At maturity	3.0475%	At maturity	6/11/2027	306,100	(1,755)	—	(1,755)
U.S. Urban CPI	At maturity	2.925%	At maturity	6/15/2027	38,300	(202)	—	(202)
U.S. Urban CPI	At maturity	2.935%	At maturity	6/15/2027	306,100	(1,648)	—	(1,648)
U.S. Urban CPI	At maturity	2.78%	At maturity	6/16/2027	306,100	(1,245)	—	(1,245)
U.S. Urban CPI	At maturity	2.60%	At maturity	6/18/2027	153,000	(412)	—	(412)
U.S. Urban CPI	At maturity	2.216%	At maturity	6/26/2027	191,303	(87)	—	(87)
1.988%	Annual	6-month EURIBOR	Semi-annual	6/27/2027	EUR488,900	(4,275)	—	(4,275)
U.S. Urban CPI	At maturity	2.1575%	At maturity	7/1/2027	USD153,043	(123)	—	(123)
U.S. Urban CPI	At maturity	2.1625%	At maturity	7/2/2027	153,043	(147)	—	(147)
U.S. Urban CPI	At maturity	2.126875%	At maturity	7/6/2027	306,085	(320)	—	(320)
U.S. Urban CPI	At maturity	2.086%	At maturity	7/7/2027	382,607	(290)	—	(290)
U.S. Urban CPI	At maturity	2.13%	At maturity	7/8/2027	76,521	(99)	—	(99)
U.S. Urban CPI	At maturity	2.089167%	At maturity	7/14/2027	114,782	(176)	—	(176)
U.S. Urban CPI	At maturity	1.9475%	At maturity	7/17/2027	76,521	(37)	—	(37)
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027	1,000	15	—	15
2.5895%	Annual	SOFR	Annual	7/27/2027	1,000	(14)	—	(14)
U.S. Urban CPI	At maturity	1.865%	At maturity	7/30/2027	112,100	(120)	—	(120)
U.S. Urban CPI	At maturity	1.97%	At maturity	7/31/2027	168,065	(367)	—	(367)
U.S. Urban CPI	At maturity	1.95%	At maturity	8/3/2027	168,065	(288)	—	(288)
U.S. Urban CPI	At maturity	1.81%	At maturity	8/7/2027	256,662	102	—	102
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	33,700	809	—	809
2.321%	Semi-annual	CORRA	Semi-annual	11/17/2027	CAD521,000	(1,723)	—	(1,723)
2.556%	Semi-annual	CORRA	Semi-annual	12/10/2027	268,765	(422)	—	(422)
CORRA	Semi-annual	2.359%	Semi-annual	2/17/2028	634,950	2,829	—	2,829
3.6475%	Annual	SOFR	Annual	2/27/2028	USD1,288,700	(10,550)	—	(10,550)
3.527%	Annual	SONIA	Annual	3/4/2028	GBP210,100	(3,149)	—	(3,149)
3.526%	Annual	SONIA	Annual	3/4/2028	210,100	(3,153)	—	(3,153)
2.50%	Semi-annual	CORRA	Semi-annual	3/9/2028	CAD379,195	(1,252)	—	(1,252)
2.59%	Semi-annual	CORRA	Semi-annual	3/10/2028	239,704	(564)	—	(564)
2.695%	Semi-annual	CORRA	Semi-annual	3/13/2028	133,163	(168)	—	(168)
2.636%	Semi-annual	CORRA	Semi-annual	3/13/2028	134,234	(255)	—	(255)
TONAR	Annual	0.71306%	Annual	4/9/2028	JPY25,892,925	1,884	—	1,884
TONAR	Annual	0.715%	Annual	4/9/2028	25,892,925	1,881	—	1,881
TONAR	Annual	0.73%	Annual	4/19/2028	10,727,069	776	—	776
TONAR	Annual	0.73%	Annual	4/21/2028	7,952,827	576	—	576
3.495%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/4/2028	NZD97,070	(173)	—	(173)
3.505%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/5/2028	48,065	(80)	—	(80)
3.4825%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/5/2028	48,200	(91)	—	(91)
3.48%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/5/2028	142,565	(274)	—	(274)
3.4575%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/8/2028	48,492	(104)	—	(104)
American Funds Inflation Linked Bond Fund — Page 8 of 14

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.464%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/8/2028	NZD96,984	$(202)	$—	$(202)
3.47%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/9/2028	40,912	(83)	—	(83)
3.465%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/9/2028	48,712	(101)	—	(101)
3-month AUD-BBSW	Quarterly	4.456564%	Quarterly	6/24/2028	AUD718,961	1,923	—	1,923
3-month AUD-BBSW	Quarterly	4.444%	Quarterly	6/24/2028	92,100	261	—	261
3-month AUD-BBSW	Quarterly	4.45%	Quarterly	6/24/2028	92,500	255	—	255
3-month AUD-BBSW	Quarterly	4.4525%	Quarterly	6/24/2028	91,300	249	—	249
3-month AUD-BBSW	Quarterly	4.464%	Quarterly	6/25/2028	180,136	465	—	465
3-month AUD-BBSW	Quarterly	4.446%	Quarterly	6/25/2028	93,734	263	—	263
3-month AUD-BBSW	Quarterly	4.455%	Quarterly	6/25/2028	93,734	253	—	253
3-month AUD-BBSW	Quarterly	4.457%	Quarterly	6/25/2028	93,734	250	—	250
SONIA	Annual	4.0109%	Annual	7/7/2028	GBP94,100	684	—	684
SONIA	Annual	4.028%	Annual	7/7/2028	94,166	647	—	647
4.6692%	Quarterly	3-month AUD-BBSW	Quarterly	8/28/2028	AUD135,212	7	—	7
2.83%	Semi-annual	CORRA	Semi-annual	8/28/2028	CAD651,000	(824)	—	(824)
4.6575%	Quarterly	3-month AUD-BBSW	Quarterly	8/31/2028	AUD93,703	(9)	—	(9)
4.656%	Quarterly	3-month AUD-BBSW	Quarterly	8/31/2028	93,400	(11)	—	(11)
4.655%	Quarterly	3-month AUD-BBSW	Quarterly	8/31/2028	655,151	(83)	—	(83)
4.671%	Quarterly	3-month AUD-BBSW	Quarterly	9/1/2028	94,232	8	—	8
4.6675%	Quarterly	3-month AUD-BBSW	Quarterly	9/1/2028	94,232	4	—	4
4.664%	Quarterly	3-month AUD-BBSW	Quarterly	9/1/2028	90,070	(1)	—	(1)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD135,700	2,903	—	2,903
SOFR	Annual	3.529%	Annual	1/29/2030	124,900	2,748	—	2,748
SOFR	Annual	3.528%	Annual	1/29/2030	102,100	2,250	—	2,250
Overnight MXN-F-TIIE	28-day	8.82%	28-day	3/22/2030	MXN727,650	(1,609)	—	(1,609)
3.18%	Annual	SOFR	Annual	4/17/2030	USD66,800	(2,334)	—	(2,334)
3.275%	Annual	SOFR	Annual	4/18/2030	66,800	(2,124)	—	(2,124)
3.353%	Annual	SOFR	Annual	4/19/2030	66,800	(1,951)	—	(1,951)
3.342%	Annual	SOFR	Annual	4/19/2030	66,800	(1,976)	—	(1,976)
3.344%	Annual	SOFR	Annual	4/20/2030	66,800	(1,976)	—	(1,976)
3.128%	Annual	SOFR	Annual	4/28/2030	66,700	(2,467)	—	(2,467)
3.285%	Annual	SOFR	Annual	5/1/2030	66,700	(2,118)	—	(2,118)
3.259%	Annual	SOFR	Annual	5/1/2030	66,800	(2,179)	—	(2,179)
3.186%	Annual	SOFR	Annual	5/9/2030	66,800	(2,356)	—	(2,356)
3.215%	Annual	SOFR	Annual	5/10/2030	66,700	(2,289)	—	(2,289)
6-month EURIBOR	Semi-annual	2.2862%	Annual	5/14/2030	EUR11,390	403	—	403
6-month EURIBOR	Semi-annual	2.2892%	Annual	5/14/2030	11,390	402	—	402
6-month EURIBOR	Semi-annual	2.2967%	Annual	5/14/2030	11,390	398	—	398
3.95%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	NOK140,900	(430)	—	(430)
3.945%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	281,800	(865)	—	(865)
6-month EURIBOR	Semi-annual	2.3102%	Annual	5/16/2030	EUR11,520	399	—	399
6-month EURIBOR	Semi-annual	2.3207%	Annual	5/16/2030	11,520	394	—	394
6-month EURIBOR	Semi-annual	2.3262%	Annual	5/16/2030	11,520	391	—	391
4.045%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	NOK140,900	(382)	—	(382)
4.0315%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	281,700	(777)	—	(777)
6-month EURIBOR	Semi-annual	2.3267%	Annual	5/19/2030	EUR11,480	391	—	391
6-month EURIBOR	Semi-annual	2.3327%	Annual	5/19/2030	11,480	388	—	388
4.0485%	Annual	6-month NOK-NIBOR	Semi-annual	5/19/2030	NOK281,700	(761)	—	(761)
American Funds Inflation Linked Bond Fund — Page 9 of 14

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.29%	Annual	SOFR	Annual	5/19/2030	USD80,000	$(2,559)	$—	$(2,559)
6-month NOK-NIBOR	Semi-annual	3.83%	Annual	6/26/2030	NOK841,100	2,982	—	2,982
2.2308%	Annual	6-month EURIBOR	Semi-annual	6/26/2030	EUR68,540	(2,669)	—	(2,669)
3.785%	Annual	SONIA	Annual	9/16/2030	GBP54,650	(1,607)	—	(1,607)
3.788%	Annual	SONIA	Annual	9/18/2030	55,490	(1,626)	—	(1,626)
3.822%	Annual	SONIA	Annual	9/19/2030	37,550	(1,038)	—	(1,038)
3.804%	Annual	SONIA	Annual	9/19/2030	37,550	(1,072)	—	(1,072)
SONIA	Annual	3.5975%	Annual	10/22/2030	92,200	3,662	—	3,662
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD118,200	15,958	—	15,958
SONIA	Annual	3.614%	Annual	12/4/2030	GBP38,400	1,541	—	1,541
SONIA	Annual	3.619%	Annual	12/4/2030	38,315	1,528	—	1,528
SOFR	Annual	3.055%	Annual	4/6/2031	USD54,100	2,650	—	2,650
U.S. Urban CPI	At maturity	2.412%	At maturity	6/23/2031	155,381	372	—	372
U.S. Urban CPI	At maturity	2.39%	At maturity	6/25/2031	194,319	598	—	598
SOFR	Annual	3.326%	Annual	9/19/2032	184,994	9,173	—	9,173
SOFR	Annual	3.4225%	Annual	9/22/2032	370,920	16,511	—	16,511
SOFR	Annual	3.4815%	Annual	2/17/2033	284,000	12,633	—	12,633
SOFR	Annual	3.501%	Annual	2/17/2033	284,000	12,322	—	12,322
SOFR	Annual	3.10%	Annual	6/20/2033	42,300	2,934	—	2,934
SOFR	Annual	3.8045%	Annual	2/9/2036	87,100	3,755	—	3,755
SOFR	Annual	3.846%	Annual	2/9/2036	86,900	3,468	—	3,468
SOFR	Annual	3.817%	Annual	2/10/2036	130,000	5,479	—	5,479
SOFR	Annual	3.677%	Annual	2/20/2036	86,000	4,569	—	4,569
SOFR	Annual	3.6755%	Annual	2/20/2036	64,500	3,434	—	3,434
SOFR	Annual	3.689%	Annual	2/20/2036	21,500	1,122	—	1,122
U.S. Urban CPI	At maturity	2.4965%	At maturity	3/20/2036	176,557	759	—	759
U.S. Urban CPI	At maturity	2.51%	At maturity	3/20/2036	194,149	619	—	619
U.S. Urban CPI	At maturity	2.5075%	At maturity	3/23/2036	414,069	1,404	—	1,404
U.S. Urban CPI	At maturity	2.505%	At maturity	3/23/2036	168,825	607	—	607
SOFR	Annual	3.175%	Annual	2/1/2038	106,900	10,480	—	10,480
SOFR	Annual	2.99%	Annual	2/2/2038	32,000	3,586	—	3,586
3.616%	Annual	SOFR	Annual	8/5/2044	105,700	(12,596)	—	(12,596)
3.561%	Annual	SOFR	Annual	8/9/2044	90,500	(11,401)	—	(11,401)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	17,229	—	17,229
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	7,913	—	7,913
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	7,112	—	7,112
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR22,000	14,171	—	14,171
2.92%	Annual	SOFR	Annual	10/19/2050	USD20,500	(5,056)	—	(5,056)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR51,650	34,387	—	34,387
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	51,920	34,135	—	34,135
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	36,901	—	36,901
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(15,133)	—	(15,133)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(15,297)	—	(15,297)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	32,325	(18,128)	—	(18,128)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD35,399	8,570	—	8,570
SOFR	Annual	3.02%	Annual	1/12/2053	35,400	8,539	—	8,539
SOFR	Annual	2.974%	Annual	4/17/2053	21,000	5,233	—	5,233
SOFR	Annual	3.044%	Annual	4/18/2053	21,100	5,031	—	5,031
American Funds Inflation Linked Bond Fund — Page 10 of 14

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.0875%	Annual	4/19/2053	USD21,100	$4,891	$—	$4,891
SOFR	Annual	3.1035%	Annual	4/19/2053	21,200	4,862	—	4,862
SOFR	Annual	3.0895%	Annual	4/20/2053	21,100	4,884	—	4,884
SOFR	Annual	2.9405%	Annual	4/28/2053	21,200	5,394	—	5,394
SOFR	Annual	3.6815%	Annual	2/20/2054	53,900	7,639	—	7,639
SOFR	Annual	3.7205%	Annual	2/21/2054	45,015	6,106	—	6,106
SOFR	Annual	3.47875%	Annual	8/5/2054	80,500	14,013	—	14,013
SOFR	Annual	3.415%	Annual	8/9/2054	68,900	12,686	—	12,686
SOFR	Annual	4.1655%	Annual	2/9/2056	50,000	3,285	—	3,285
4.275%	Annual	SOFR	Annual	6/9/2056	57,790	(2,757)	—	(2,757)
4.555%	Annual	SOFR	Annual	8/20/2056	111,000	(206)	—	(206)
						$284,814	$(7)	$284,821
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD2,647,966	$(56,749)	$(46,011)	$(10,738)
Investments in affiliates (i)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.87%
Money market investments 3.87%
Capital Group Central Cash Fund 3.78% (h)	$502,441	$2,181,205	$2,213,567	$35	$11	$470,125	$9,726

(a)	Index-linked bond whose principal amount moves with a government price index.
(b)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $286,347,000, which represented 2.36% of the net assets of the fund.
(c)	Amount less than one thousand.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $396,157,000, which represented 3.26% of the net assets of the fund.

(e)	Step bond; coupon rate may change at a later date.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Rate represents the seven-day yield at 8/31/2026.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds Inflation Linked Bond Fund — Page 11 of 14

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $10,817,250,000. The average month-end notional amount of futures contracts while held was $15,269,276,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $276,762,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $23,064,862,000 and $2,484,008,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Inflation Linked Bond Fund — Page 12 of 14

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$10,473,162	$—	$10,473,162
Corporate bonds and notes	—	620,483	—	620,483
Bonds & notes of governments & government agencies outside the U.S.	—	241,616	—	241,616
Asset-backed obligations	—	196,235	—	196,235
Mortgage-backed obligations	—	65,759	—	65,759
Municipals	—	55,118	—	55,118
Short-term securities	470,125	—	—	470,125
Options purchased on futures (equity style)	39,158	—	—	39,158
Total	$509,283	$11,652,373	$—	$12,161,656

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$24,660	$—	$—	$24,660
Unrealized appreciation on open forward currency contracts	—	678	—	678
Unrealized appreciation on centrally cleared interest rate swaps	—	442,021	—	442,021
Liabilities:
Value of options written (equity style)	(51,529)	—	—	(51,529)
Unrealized depreciation on futures contracts	(37,690)	—	—	(37,690)
Unrealized depreciation on open forward currency contracts	—	(1,181)	—	(1,181)
Unrealized depreciation on centrally cleared interest rate swaps	—	(157,200)	—	(157,200)
Unrealized depreciation on centrally cleared credit default swaps	—	(10,738)	—	(10,738)
Total	$(64,559)	$273,580	$—	$209,021
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Inflation Linked Bond Fund — Page 13 of 14

unaudited

Key to abbreviation(s)
AUD = Australian dollars
Auth. = Authority
BBR = Bank Base Rate
BBSW = Bank Bill Swap Rate
CAD = Canadian dollars
CME = CME Group
CORRA = Canadian Overnight Repo Rate Average
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
FRA = Forward Rate Agreement

F-TIIE = Funding Equilibrium Interbank Interest Rate
GBP = British pounds
JPY = Japanese yen
MXN = Mexican pesos
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-060-1026
American Funds Inflation Linked Bond Fund — Page 14 of 14